Average Annual Total Returns - The Hartford Growth Opportunities Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	52.54%	20.59%	17.29%	46.64%	16.79%	14.49%	33.03%	15.18%	13.37%	59.26%	21.06%	17.10%	61.87%	22.26%	18.26%	60.89%	21.55%	17.60%	61.35%	21.91%	17.95%	61.83%	22.27%	18.30%	62.00%	[1]	22.41%	[1]	18.41%	[1]	61.95%	22.37%	18.40%	61.99%	[1]	22.35%	[1]	18.30%	[1]	38.26%	20.67%	16.93%	38.49%	21.00%	17.21%

[1]	Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.